Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Liabilities:
Total liabilities		$ 24,521,000	$ 165,619,000
Additions		25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time		8,779,000
Exercised		(20,911,000)
Changes in fair value		86,569,000
Total liabilities	$ 165,619,000	124,387,000	24,521,000
Level 3 [Member]
Liabilities:
Total liabilities		24,521,000	165,619,000
Additions	24,408,000		23,435,000
Exercised			(32,179,000)
Changes in fair value	141,211,000		(132,354,000)
Total liabilities	165,619,000		24,521,000
Private Placement Warrant [Member]
Liabilities:
Total liabilities			94,287,000
Total liabilities	94,287,000
Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities		24,521,000
Additions			23,435,000
Liabilities assumed in part of subsidiary consolidated for the first time
Exercised		(17,758,000)
Changes in fair value		(6,763,000)	1,086,000
Total liabilities			24,521,000
February 2026 Warrants [Member]
Liabilities:
Total liabilities		124,387,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Additions		25,429,000
Liabilities assumed in part of subsidiary consolidated for the first time
Exercised
Changes in fair value		98,958,000
Total liabilities		124,387,000
Derivative Liabilities [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Additions
Liabilities assumed in part of subsidiary consolidated for the first time		8,779,000
Exercised		(3,153,000)
Changes in fair value		(5,626,000)
Total liabilities
Embedded Derivative Liability [Member]
Liabilities:
Total liabilities			848,000
Total liabilities	848,000
Embedded Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities			848,000
Additions	223,000
Exercised			(260,000)
Changes in fair value	625,000		(588,000)
Total liabilities	848,000
June 2024 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			5,334,000
Additions	283,000
Exercised			(1,054,000)
Changes in fair value	5,051,000		(4,280,000)
Total liabilities	5,334,000
November 2024 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			12,468,000
Additions	664,000
Exercised			(2,079,000)
Changes in fair value	11,804,000		(10,389,000)
Total liabilities	12,468,000
Pre-Funded Warrants [Member]
Liabilities:
Total liabilities			52,682,000
Total liabilities	52,682,000
Pre-Funded Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities			52,682,000
Additions	5,085,000
Exercised			(10,229,000)
Changes in fair value	47,597,000		(42,453,000)
Total liabilities	52,682,000
Common Stock Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities			94,287,000
Additions	18,153,000
Exercised			(18,557,000)
Changes in fair value	76,134,000		(75,730,000)
Total liabilities	$ 94,287,000